Operating leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Rental expense for operating leases	$ 371	$ 391	$ 436
Minimum payments for operating leases having initial or remaining non-cancelable terms
2015	237
2016	183
2017	140
2018	93
2019	68
Thereafter	205
Total	$ 926